Shareholder Report, Holdings (Details)	Feb. 28, 2025
American Funds Mortgage Fund® - Class A [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class A [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class A [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class A [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]
American Funds Mortgage Fund® - Class C [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class C [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class C [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class C [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]
American Funds Mortgage Fund® - Class T [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class T [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class T [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class T [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]
American Funds Mortgage Fund® - Class F-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class F-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class F-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class F-1 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]
American Funds Mortgage Fund® - Class F-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class F-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class F-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class F-2 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]
American Funds Mortgage Fund® - Class F-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class F-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class F-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class F-3 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]
American Funds Mortgage Fund® - Class 529-A [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class 529-A [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class 529-A [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class 529-A [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class 529-A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]
American Funds Mortgage Fund® - Class 529-C [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class 529-C [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class 529-C [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class 529-C [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class 529-C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]
American Funds Mortgage Fund® - Class 529-E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class 529-E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class 529-E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class 529-E [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class 529-E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]
American Funds Mortgage Fund® - Class 529-T [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class 529-T [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class 529-T [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class 529-T [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class 529-T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]
American Funds Mortgage Fund® - Class 529-F-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class 529-F-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class 529-F-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class 529-F-1 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class 529-F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]
American Funds Mortgage Fund® - Class 529-F-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class 529-F-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class 529-F-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class 529-F-2 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class 529-F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]
American Funds Mortgage Fund® - Class 529-F-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class 529-F-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class 529-F-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class 529-F-3 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class 529-F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]
American Funds Mortgage Fund® - Class R-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class R-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class R-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class R-1 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class R-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]
American Funds Mortgage Fund® - Class R-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class R-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class R-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class R-2 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class R-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]
American Funds Mortgage Fund® - Class R-2E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class R-2E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class R-2E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class R-2E [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class R-2E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]
American Funds Mortgage Fund® - Class R-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class R-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class R-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class R-3 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class R-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]
American Funds Mortgage Fund® - Class R-4 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class R-4 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class R-4 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class R-4 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class R-4 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]
American Funds Mortgage Fund® - Class R-5E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class R-5E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class R-5E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class R-5E [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class R-5E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]
American Funds Mortgage Fund® - Class R-5 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class R-5 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class R-5 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class R-5 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class R-5 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]
American Funds Mortgage Fund® - Class R-6 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.08%
American Funds Mortgage Fund® - Class R-6 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
American Funds Mortgage Fund® - Class R-6 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
American Funds Mortgage Fund® - Class R-6 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class R-6 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%	[2]

[1]	Less than 0.01%.
[2]	Includes derivatives.